Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	Summary Compensation Table Total	Summary Compensation Table Total	Compensation Actually Paid	Compensation Actually	Average Summary Compensation Table Total	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment based on:(4)
Year (a)	for Pierre Brondeau(1) ($) (b)	for Mark Douglas(1) ($) (b)	to Pierre Brondeau(1,2,3) ($) (c)	Paid to Mark Douglas(1,2,3) ($) (c)	for Non-PEO NEOs(1) ($) (d)	to Non-PEO NEOs(1,2,3) ($) (e)	TSR ($) (f)	Peer Group TSR ($) (g)	Net Income ($ Millions) (h)	1-Year Relative TSR(5) (i)
2022	—	11,069,899	—	16,177,222	2,325,088	3,113,105	131.35	131.42	742	87.8%
2021	—	8,489,671	—	7,040,175	1,947,097	1,584,265	113.73	147.79	737	13.5%
2020	4,796,809	5,905,466	10,975,502	8,603,809	1,746,567	2,119,814	116.90	117.59	552	66.0%

(1)	Pierre Brondeau was our PEO in 2020. Mark Douglas was our PEO for the years from 2020 to 2022. Pierre Brondeau served as our PEO through May 31, 2020 and Mark Douglas became our PEO effective June 1, 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Andrew Sandifer	Andrew Sandifer	Andrew Sandifer
Michael Reilly	Ronaldo Pereira	Ronaldo Pereira
	Michael Reilly	Michael Reilly
	Kathleen Shelton	Kathleen Shelton

(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

FMC CORPORATION - Notice of Annual Meeting of Stockholders and Proxy Statement    65

Back to contents

Year	Summary Compensation Table Total for Pierre Brondeau ($)	Exclusion of Change in Pension Value for Pierre Brondeau ($)	Exclusion of Stock Awards and Option Awards for Pierre Brondeau ($)	Inclusion of Pension Service Cost for Pierre Brondeau ($)	Inclusion of Equity Values for Pierre Brondeau ($)	Compensation Actually Paid to Pierre Brondeau ($)
2020	4,796,809	0	(2,653,110)	0	8,831,803	10,975,502

Year	Summary Compensation Table Total for Mark Douglas ($)	Exclusion of Change in Pension Value for Mark Douglas ($)	Exclusion of Stock Awards and Option Awards for Mark Douglas ($)	Inclusion of Pension Service Cost for Mark Douglas ($)	Inclusion of Equity Values for Mark Douglas ($)	Compensation Actually Paid to Mark Douglas ($)
2022	11,069,899	0	(6,917,136)	0	12,024,459	16,177,2 .22
2021	8,489,671	0	(4,723,557)	0	3,274,061	7,040,175
2020	5,905,466	0	(3,648,011)	0	6,346,354	8,603,809

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	2,325,088	0	(1,039,202)	43,212	1,784,007	3,113,105
2021	1,947,097	(168,892)	(680,459)	43,663	442,857	1,584,265
2020	1,746,567	(441,291)	(756,841)	66,327	1,505,052	2,119,814

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Pierre Brondeau ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Pierre Brondeau ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Pierre Brondeau ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Pierre Brondeau ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Pierre Brondeau ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Pierre Brondeau ($)	Total - Inclusion of Equity Values for Pierre Brondeau ($)
2020	3,763,724	4,000,778	0	1,067,301	0	0	8,831,803

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark Douglas ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark Douglas ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark Douglas ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark Douglas ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mark Douglas ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Mark Douglas ($)	Total - Inclusion of Equity Values for Mark Douglas ($)
2022	8,254 ,151	2,645,439	0	1,124,870	0	0	12,024,459
2021	4,713,217	(1,194,558)	0	(244,598)	0	0	3,274,061
2020	5,258,635	960,198	0	127,521	0	0	6,346,354

FMC CORPORATION - Notice of Annual Meeting of Stockholders and Proxy Statement    66

Back to contents

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,231,660	374,677	0	177,671	0	0	1,784,007
2021	693,268	(175,374)	0	(75,037)	0	0	442,857
2020	1,091,296	407,398	0	6,358	0	0	1,505,052

(4)	The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index (“S&P 500 Chemicals Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)	We determined 1-Year Relative TSR to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Named Executive Officers, Footnote [Text Block]

(1)	Pierre Brondeau was our PEO in 2020. Mark Douglas was our PEO for the years from 2020 to 2022. Pierre Brondeau served as our PEO through May 31, 2020 and Mark Douglas became our PEO effective June 1, 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Andrew Sandifer	Andrew Sandifer	Andrew Sandifer
Michael Reilly	Ronaldo Pereira	Ronaldo Pereira
	Michael Reilly	Michael Reilly
	Kathleen Shelton	Kathleen Shelton

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index (“S&P 500 Chemicals Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount			$ 4,796,809
PEO Actually Paid Compensation Amount			10,975,502
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Pierre Brondeau ($)	Exclusion of Change in Pension Value for Pierre Brondeau ($)	Exclusion of Stock Awards and Option Awards for Pierre Brondeau ($)	Inclusion of Pension Service Cost for Pierre Brondeau ($)	Inclusion of Equity Values for Pierre Brondeau ($)	Compensation Actually Paid to Pierre Brondeau ($)
2020	4,796,809	0	(2,653,110)	0	8,831,803	10,975,502

Year	Summary Compensation Table Total for Mark Douglas ($)	Exclusion of Change in Pension Value for Mark Douglas ($)	Exclusion of Stock Awards and Option Awards for Mark Douglas ($)	Inclusion of Pension Service Cost for Mark Douglas ($)	Inclusion of Equity Values for Mark Douglas ($)	Compensation Actually Paid to Mark Douglas ($)
2022	11,069,899	0	(6,917,136)	0	12,024,459	16,177,2 .22
2021	8,489,671	0	(4,723,557)	0	3,274,061	7,040,175
2020	5,905,466	0	(3,648,011)	0	6,346,354	8,603,809

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Pierre Brondeau ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Pierre Brondeau ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Pierre Brondeau ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Pierre Brondeau ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Pierre Brondeau ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Pierre Brondeau ($)	Total - Inclusion of Equity Values for Pierre Brondeau ($)
2020	3,763,724	4,000,778	0	1,067,301	0	0	8,831,803

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark Douglas ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark Douglas ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark Douglas ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark Douglas ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mark Douglas ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Mark Douglas ($)	Total - Inclusion of Equity Values for Mark Douglas ($)
2022	8,254 ,151	2,645,439	0	1,124,870	0	0	12,024,459
2021	4,713,217	(1,194,558)	0	(244,598)	0	0	3,274,061
2020	5,258,635	960,198	0	127,521	0	0	6,346,354

Non-PEO NEO Average Total Compensation Amount	$ 2,325,088	1,947,097	1,746,567
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,113,105	1,584,265	2,119,814
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	2,325,088	0	(1,039,202)	43,212	1,784,007	3,113,105
2021	1,947,097	(168,892)	(680,459)	43,663	442,857	1,584,265
2020	1,746,567	(441,291)	(756,841)	66,327	1,505,052	2,119,814

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,231,660	374,677	0	177,671	0	0	1,784,007
2021	693,268	(175,374)	0	(75,037)	0	0	442,857
2020	1,091,296	407,398	0	6,358	0	0	1,505,052

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

PEO AND AVERAGE NEO COMPENSATION ACTUALLY PAID
VERSUS FMC CORPORATION TSR

Compensation Actually Paid vs. Net Income [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net income during the three most recently completed fiscal years.

PEO AND AVERAGE NEO COMPENSATION ACTUALLY PAID
VERSUS FMC CORPORATION NET INCOME

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our 1-Year Relative TSR during the three most recently completed fiscal years.

PEO AND AVERAGE NEO COMPENSATION ACTUALLY PAID
VERSUS FMC CORPORATION 1-YEAR RELATIVE TSR

Total Shareholder Return Vs Peer Group [Text Block]

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 500 Chemicals Index over the same period.

COMPARISON OF CUMULATIVE TSR OF FMC CORPORATION AND S&P 500
CHEMICALS INDEX (FYE 2019 = $100)

Tabular List [Table Text Block]

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked.

1-Year Relative TSR
Adjusted Earnings
Free Cash Flow

Total Shareholder Return Amount	$ 131.35	113.73	116.90
Peer Group Total Shareholder Return Amount	131.42	147.79	117.59
Net Income (Loss)	$ 742,000,000	$ 737,000,000	$ 552,000,000
Company Selected Measure Amount	0.0878	0.0135	0.0660
PEO Name	Mark Douglas	Mark Douglas	Pierre Brondeau
PEO [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0
PEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,653,110)
PEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,831,803
Non-PEO NEO [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (168,892)	(441,291)
Non-PEO NEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,039,202)	(680,459)	(756,841)
Non-PEO NEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	43,212	43,663	66,327
Non-PEO NEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,784,007	442,857	1,505,052
Non Peo Neos [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	177,671
Mark Douglas [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	11,069,899	8,489,671	5,905,466
PEO Actually Paid Compensation Amount	16,177,222	7,040,175	8,603,809
Mark Douglas [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mark Douglas [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,917,136)	(4,723,557)	(3,648,011)
Mark Douglas [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mark Douglas [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,024,459	3,274,061	6,346,354
Mark Douglas [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			127,521
Mark Douglas [Member] | Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,254	4,713,217
Mark Douglas [Member] | Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,645,439	(1,194,558)	960,198
Mark Douglas [Member] | Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mark Douglas [Member] | Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,124,870	(244,598)
Mark Douglas [Member] | Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mark Douglas [Member] | Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mark Douglas [Member] | Non-PEO NEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,024,459	3,274,061	6,346,354
Mark Douglas [Member] | Non-PEO NEO [Member] | Adjustment Type 1 Member Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,258,635
Pierre Brondeau [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount			10,975,502
Pierre Brondeau [Member] | PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,763,724
Pierre Brondeau [Member] | PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,000,778
Pierre Brondeau [Member] | PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Pierre Brondeau [Member] | PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,067,301
Pierre Brondeau [Member] | PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Pierre Brondeau [Member] | PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Pierre Brondeau [Member] | PEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,831,803
Non Peo Neos [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,231,660	693,268	1,091,296
Non Peo Neos [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	374,677	(175,374)	407,398
Non Peo Neos [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non Peo Neos [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(75,037)	6,358
Non Peo Neos [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non Peo Neos [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non Peo Neos [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,784,007	$ 442,857	$ 1,505,052